Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 6,738	$ 12,335
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	413	379
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 6,325	$ 11,956